CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (652,075)	$ (89,333)	¥ (531,021)	¥ (768,990)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation (note 24)			0	(5,919)
Depreciation of property, plant and equipment (note 10)	84,775	11,614	82,124	88,692
Amortization of intangible assets (note 13)	36,355	4,981	36,705	34,495
Amortization of land lease payments (note 11)	9,627	1,319	9,625	9,627
Lease expense to reduce operating lease ROU	22,578	3,093	26,683	19,322
Income from equity method investments	(12,696)	(1,739)	(20,789)	(17,647)
Change in fair value of derivative liability (note 22)	(166)	(23)	(5,207)	(1,015)
Changes in fair value of short-term investments	(7,290)	(999)	0	0
(Gain) loss on disposal of long-lived assets	13,110	1,796	(62)	3
Deferred tax expense (benefit)	(15,652)	(2,144)	(13,039)	(71,848)
Allowance for doubtful accounts, net	128,196	17,563	64,712	5,400
Interest and consultation expenses	193,199	26,468	165,669	120,357
(Gain) Loss on disposal of subsidiaries (note 4)	(48,497)	(6,644)	638	61,546
Gain on sale of partial interests in an equity method investment	120	16	(37,498)	0
Loss from agreements termination with a cooperative hospital			0	204,250
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	12,018	1,646	36,454	644
Prepayments and other current assets	(335,657)	(45,986)	(149,738)	(130,156)
Inventories	6,498	890	44,489	(46,750)
Other non-current assets	(458)	(63)	1,618	(15)
Accounts payable	93,052	12,748	15,779	113,743
Accrued expenses and other liabilities	97,497	13,357	70,838	119,055
Deferred revenue	(3,089)	(423)	(41,179)	57,168
Income tax payable	101	14	705	818
Accrued unrecognized tax benefit	35	5	(15,830)	(6,539)
Operating lease liabilities	(19,330)	(2,647)	(18,147)	(2,935)
Net cash used in operating activities	(397,749)	(54,491)	(276,471)	(216,694)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of land use right			0	(215)
Investment in equity method investees			0	(2,300)
Investment in equity investments without readily determinable fair value			(100)	0
Acquisitions of business, net of cash acquired			0	0
Acquisitions of property, plant and equipment	(150,772)	(20,656)	(113,003)	(222,980)
Acquisitions of intangible assets	(10,160)	(1,392)	(4,211)	(818)
Deposits for the purchases of property, plant and equipment	(249,902)	(34,235)	(2,699)	(160,793)
Proceeds from disposal of property, plant and equipment			310	5,635
Proceed from agreements termination with a cooperative hospital			0	238,093
Proceeds from principal portion of direct financing leases			0	7,536
Proceeds from disposal of subsidiaries	9,057	1,241	0	0
Cash distribution from equity method investments	10,000	1,370	12,022	5,101
Proceeds from disposal of certain percentage of an equity method investment			60,000	0
Investment in a joint venture	(102,000)	(13,974)	0	0
Proceeds from disposal of other investment	27,664	3,790	0	0
Purchase of short - term investment	(204,607)	(28,031)	0	0
Proceeds from disposal of short - term investment	77,276	10,587	0	0
Redemption of available-for-sale debt securities			0	11,949
Net cash used in investing activities	(593,444)	(81,300)	(47,681)	(118,792)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	504,699	69,143	337,695	217,470
Proceeds from long-term bank and other borrowings	1,917,174	262,652	110,000	422,765
Borrowings from related parties (note 26)	300,543	41,174	22,150	220,369
Repayment to related parties (note 26)	(335,359)	(45,944)	(61,777)	(82,915)
Repayment of short-term bank and other borrowings	(360,329)	(49,365)	(442,858)	(197,598)
Repayment of long-term bank and other borrowings	(1,391,219)	(190,596)	(7,561)	(197,003)
Purchase of subsidiary shares from noncontrolling interests			0	0
Capital injection from a noncontrolling interests in a subsidiary		0	300,004	0
Proceeds from initial public offering of Concord Healthcare Group Co., Ltd.	510,522	69,941		0
Net cash generated from financing activities	1,146,031	157,005	257,653	383,088
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	(8,275)	(1,134)	(2,425)	(47,170)
Net increase (decrease) in cash	146,563	20,080	(68,924)	432
Cash and cash equivalents and restricted cash at beginning of the year	90,419	12,387	159,343	158,911
Cash and cash equivalents and restricted cash at end of the year	236,982	32,467	90,419	159,343
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	216,224	29,623	58,139	158,283
Restricted cash, current portion	20,758	2,844	32,280	1,060
Restricted cash, noncurrent portion				0
Total cash and cash equivalents and restricted cash	236,982		90,419	159,343
Supplemental schedule of major cash flows information:
Income tax paid	(148)	(20)	(898)	(3,013)
Interest paid	(188,304)	(25,798)	(152,359)	(145,257)
Supplemental schedule of major non-cash activities:
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization of deposits	79,644	10,911	5,812	257,440
Offset of Loan from a related party and Loan to a related party	¥ 34,307	$ 4,700		0
Acquisition of property, plant and equipment, construction in progress and other intangible assets included in accrued expense and other liabilities			¥ 285,358	¥ 2,181